POST RETIREMENT BENEFIT PLAN (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
2015	$ 174
2016	168
2017	157
2018	190
2019	174
2020 - 2024	986
Expected future benefit payments, total	$ 1,849